Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of the terms of the management agreement is below:

Manager	SFTY Manager, LLC, a wholly-owned subsidiary of iStar Inc.
Management Fee	Annual fee of 1.0% of total shareholder's equity (up to $2.5 billion) Annual fee of 0.75% of total shareholder's equity (> $2.5 billion)
Management Fee Consideration
Payment will be made exclusively in the Company's common stock (valued at the greater of (i) the volume weighted average market price during the quarter for which the fee is being paid or (ii) the initial public offering price)

Lock-up
Restriction from selling common stock received for management fees for 2 years from the date of such issuance (restriction will terminate in the event of and effective with the termination of the management agreement)

Management Fee Waiver	No management fee paid to the Manager during the first year (through June 30, 2018)
Incentive Fee	None
Term	1 year
Renewal Provision	Annual renewal to be approved by majority of independent directors
Termination Fee	None